Expense Example, No Redemption - (John Hancock Classic Value Fund - Classes A, C, I, R2, R5 and R6) - (John Hancock Classic Value Fund) - Class C	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
USD ($)	192	596	1,025	2,026